COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Obligations for Operating Leases
Amount
US$
For the year ending
2017	3,837
2018	2,320
2019	1,870
2020	1,262
2021	839
Total minimum payment required	10,128